Revenue from Contracts with Customers (Details) - Schedule of Disaggregation of the Group’s Revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregation of the Group’s Revenue [Line Items]
Revenue from contracts with customers	¥ 106,937	¥ 115,115	¥ 295,897
Cost of sales	(56,346)	(97,804)	(126,026)
Gross profit	50,591	17,311	169,871
Subscription and licensing [Member]
Schedule of Disaggregation of the Group’s Revenue [Line Items]
Revenue from contracts with customers	69,437	46,966	100,454
Cost of sales	(27,380)	(25,029)	(18,195)
Gross profit	42,057	21,937	82,259
Smart music education business [Member]
Schedule of Disaggregation of the Group’s Revenue [Line Items]
Revenue from contracts with customers	34,157	37,243	118,061
Cost of sales	(25,387)	(45,010)	(43,548)
Gross profit	8,770	(7,767)	74,513
Music events and performances [Member]
Schedule of Disaggregation of the Group’s Revenue [Line Items]
Revenue from contracts with customers	3,343	30,906	77,382
Cost of sales	(3,579)	(27,765)	(64,283)
Gross profit	¥ (236)	¥ 3,141	¥ 13,099